Schedule of accrued expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Total	$ 254,320	$ 276,126
Dror Ortho Design Ltd [Member]
Salary and related expenses		169,297	$ 70,763
Accrued audit fees		44,613
Accrued consulting fees		52,811
Tax accrual for disallowed expenses from prior years		9,405
Credit cards			1,602
Total		$ 276,126	$ 72,365